CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		66 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2014	May 31, 2013	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2013
RESEARCH AND DEVELOPMENT EXPENSES	$ 485,369	$ 218,291	$ 1,090,480	$ 703,552	$ 1,452,456	$ 2,308,811	$ 3,761,267
GENERAL AND ADMINISTRATIVE EXPENSES	1,079,906	1,074,028	1,592,015	1,909,122	4,008,046	2,679,748	6,825,467
OPERATING LOSS	1,565,275	1,292,319	2,682,495	2,612,674	5,460,502	4,988,559	10,586,734
FINANCIAL EXPENSE (INCOME), NET	230,733	264,331	(177,173)	273,769	78,657	9,584	88,241
NET LOSS AND COMPREHENSIVE LOSS FOR THE PERIOD	$ 1,796,008	$ 1,556,650	$ 2,505,322	$ 2,886,443	$ 5,539,159	$ 4,998,143	$ 10,674,975
BASIC AND DILUTED LOSS PER SHARE	$ 0.03	$ 0.03	$ 0.04	$ 0.06	$ 0.11	$ 0.09
WEIGHTED AVERAGE NUMBER OF SHARES USED IN COMPUTATION OF BASIC AND DILUTED LOSS PER SHARE	54,010,496	50,032,772	53,049,323	49,819,375	50,483,814	54,265,224